Financial Risk Management - Summary of Interest Rate Value at Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
KB Securities Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	₩ 37,498	₩ 173,199
Maximum net interest income from interest risk shock	242,200	272,676
KB Insurance Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	182,310	939,720
Maximum net interest income from interest risk shock	44,405	37,119
KB Kookmin Card Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	96,282	93,232
Maximum net interest income from interest risk shock	244,602	225,581
Prudential Life Insurance Company of Korea Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	354,982	611,930
Maximum net interest income from interest risk shock	24,609	24,135
KB Life Insurance Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	73,277	143,393
Maximum net interest income from interest risk shock	35,645	33,942
KB Capital Co.,Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	126,535	105,728
Maximum net interest income from interest risk shock	50,800	41,112
KB Savings Bank Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	5,320	20,077
Maximum net interest income from interest risk shock	₩ 14,976	₩ 786